Cash flows from operating activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Profit (loss)	€ 249.8	€ 181.0	€ 225.1
Adjustments for:
Exceptional items	48.7	45.3	20.6
Non-cash fair value purchase price adjustment of inventory	0.0	8.4	0.0
Share based payments expense	8.1	5.1	9.0
Depreciation and amortization	88.6	71.6	67.6
Loss on disposal and impairment of property, plant and equipment	0.8	0.7	0.9
Net finance costs	54.4	106.0	63.7
Taxation	71.2	55.7	70.4
Operating cash flow before changes in working capital, provisions and exceptional items	521.6	473.8	457.3
Increase in inventories	(61.7)	(23.8)	(12.7)
(Increase)/decrease in trade and other receivables	(38.3)	24.1	(1.8)
Increase/(decrease) in trade and other payables	5.6	(25.0)	107.2
(Decrease)/increase in employee benefit and other provisions	(2.4)	1.2	2.0
Cash generated from operations before tax and exceptional items	424.8	450.3	552.0
Material reconciling items [member]
Adjustments for:
Exceptional items	€ 48.7	€ 45.3	€ 20.6